Note 4 - Related Party Transactions (Details Textual) ¥ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)
Wanchun Biotech [Member] | Wanchunbulin [Member]
Related Party Transaction, Purchases from Related Party	$ 0		$ 547	¥ 3,770
Dr. Lan Huang [Member] | Payment for Consulting Services [Member]
Related Party Transaction, Amounts of Transaction		$ 75